NATURE OF OPERATIONS	6 Months Ended
Jun. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF OPERATIONS
NOTE 1 – NATURE OF OPERATIONS

The Company is an innovative dermatology company with a successful track record of two NDA approvals and advanced orphan drugs pipeline. The Company has two approved drugs: (i) Twyneo®, which was developed for the treatment of acne vulgaris and received marketing authorization by the U.S. Food and Drug Administration (the "FDA") on July 27, 2021 and (ii) Epsolay®, a treatment for subtype II rosacea that received marketing authorization by the FDA on April 25, 2022. On April 14, 2022, the Company announced that Twyneo® is available for purchase by consumers who obtain a prescription from their physician. On June 2, 2022, the Company announced that Epsolay® is available for purchase by consumers who obtain a prescription from their physician. On August 15, 2024, the Company entered into a Termination Agreement ("the Agreement") with Padagis, according to which Padagis will pay to the Company $4,250 and future royalties, see Note 5c.

On January 27, 2023 the Company entered into an asset purchase agreement ("APA") with PellePharm, Inc. (hereafter - “PellePharm”), pursuant to which the Company agreed to purchase all of the assets related to the topically-applied patidegib, a hedgehog signaling pathway blocker, for the treatment of Gorlin syndrome (such compound designated as investigational compound SGT-610). On January 30, 2023, upon closing of the transaction, the Company paid an upfront payment (hereafter - "upfront payment") of $4 million to PellePharm. The Company is required to pay an additional amount of $0.7 million, subject to the terms as defined in the APA, 15 months from the closing date, as of the date of the financial statements the amount was not paid. In addition, the Company will be required to pay total development and NDA acceptance milestones of up to $6 million, and up to $64 million in commercial milestones which amount increases to $89 million when sales exceed $500 million as well as single digit royalties which increase to double digit royalties when sales exceed $500 million.

During March 2024 the first development milestone event was completed and the Company recorded an amount of $500 as clinical expenses.

The upfront payment and the additional development milestone payments under the APA represent payments for research and development in-process ("IPR&D") acquired as part of an asset purchase, which has not reached technological feasibility and has no alternative future use. Accordingly, such payments are expensed as incurred and are recognized as research and development expenses.

On May 15, 2024, the Company and Shenzhen Beimei Pharmaceutical Co. Ltd. ("Beimei"), entered into an asset purchase agreement. For further details, see Note 5d.

At the beginning of 2025, the Company committed to fund approximately $2.9 million (€2.7 million) for a hydrogenator at Ajinomoto Bio-Pharma Services ("Omnichem") to support the commercial manufacturing of Patidegib API.

The payment will be made in two installments:

a.	$1.4 million (€1.3 million) paid in March 2025.

b.
$1.5 million (€1.4 million) is due in December 2026, which payment is composed of deferred principal and accrued interest. Accordingly, as of June 30, 2025, the total amount of this payment is recorded under Other Long-Term Liabilities in the balance sheet, amounting to $1.35 million

The Company recognized R&D expenses for a total amount of $2.6 million which is measured on a present value basis

On April 17, 2025, the Company entered into a product purchase agreement with a subsidiary of Mayne Pharma Group Limited (“Mayne Pharma”) for the sale and exclusive license of the U.S. rights to EPSOLAY and TWYNEO. Under the terms of the agreement, the Company is entitled to receive a total of $16 million in two installments: $10 million in the second quarter of 2025 and $6 million in the fourth quarter of 2025. In May 2025, the Company received $10 million in connection with the agreement.This agreement was executed following the mutual termination by Sol-Gel and Galderma of the exclusive five-year license agreement in the U.S. for both product, see Note 5e.

The Company has a wholly owned U.S. subsidiary - Sol-Gel Technologies Inc. (the "Subsidiary"). The Subsidiary supports the Company with regard to marketing, regulatory affairs and business development relating to its products and technology in the U.S. The Subsidiary ceased to operate in 2024.

In October 2023, Israel was attacked by Hamas, a terrorist organization and entered a state of war. Since the commencement of these events, there have been additional active hostilities, including with Hezbollah in Lebanon, the Houthi movement which controls parts of Yemen, and with Iran. During January 2025, a cease fire with Hamas was declared. As of the date of these consolidated financial statements, the war is ongoing and continues to evolve. On June 21, 2025, U.S. President Donald Trump announced that the United States had conducted air strikes against three nuclear sites within Iran. On June 24, 2025, U.S. Pre sident Donald Trump announced that a ceasefire had been reached and as of such date there has been no further escalation of hostilities between Israel and Iran; however there is no assurance that the ceasefire will be upheld and military activity and hostilities may continue to exist at varying levels of intensity. Any or all of these situations may potentially escalate in the future to more violent events.

Currently, the Company’s activities in Israel remain largely unaffected. During the six months ended June 30, 2025, there was no material impact on the Company's ongoing operations in Israel. The Company continues to monitor its ongoing activities and will make any needed adjustments to ensure continuity of its business, while supporting the safety and well-being of its employees.

Risk and Uncertainties

Since incorporation through June 30, 2025, the Company has an accumulated deficit of $228,081  and its activities have been funded mainly by its shareholders, license agreements and sale of IP, see also Note 5. The Company expects to continue to incur significant research and development and other costs related to its ongoing operations.

Management expects that the Company's cash and cash equivalents, deposits and marketable securities (including the amounts to be received from the transaction with Mayne) will allow the Company to fund its operating plan through at least the next 12 months from the financial statement issuance date.